(LOSS)/PROFIT FOR THE YEAR ON DISCONTINUED OPERATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of loss on discontinued operation [Abstract]
Schedule of Loss on Remeasurement of Assets and Liabilities
	December 31, 2021 US$‘000	December 31, 2020 US$‘000	December 31, 2019 US$‘000
(Loss)/Profit on re-measurement of assets and liabilities:
Closure provision	(42)	127	(8)
Foreign currency translation reserve	-	(64)	85
Tax (expense)/credit	(12)	(438)	-

Total (loss)/profit	(54)	(375)	77
(Loss)/Profit for the year from discontinued operations	(54)	(375)	77

Schedule of Earnings Per ADS for Discontinued Operations
	December 31, 2021	December 31, 2020	December 31, 2019
Basic earnings/(loss) per ADS (US Dollars) – discontinued operations	0.00	(0.02)	0.00
Diluted earnings/(loss) per ADS (US Dollars) – discontinued operations	0.00	(0.02)	0.00
Basic earnings/(loss) per ‘A’ share (US Dollars) – discontinued operations	0.00	0.00	0.00
Diluted earnings/(loss) per ‘A’ share (US Dollars) – discontinued operations	0.00	0.00	0.00

Schedule of Cash Flows Attributable to Discontinued Operations
	December 31, 2021	December 31, 2020	December 31, 2019
	US$000	US$000	US$000
Cash flows from operating activities	(40)	(22)	(5)